4. Changes in accounting practices and disclosures (Details)	12 Months Ended
Dec. 31, 2019
Standard One
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New standards and revisions	IFRS 16 - Leases. Description: Establishes a single model for the accounting of leases in the balance sheet for lessees. A lessee recognizes a right of use asset that represents his right to use the leased asset and a lease liability that represents his obligation to make lease payments. The lessor's accounting remains similar to the current standard, that is, the lessors continue to classify the leases as financial or operating. IFRS 16 superseded the leases guidance including IAS 17 Leases and IFRIC 4, SIC 15 and SIC 27 Determining Whether an Arrangement Contains a Lease.
Standard Two
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New standards and revisions	IFRIC 23 - Uncertainty over Income Tax Treatments. Description: Clarify accounting when there are uncertainties about the treatment of taxes on profit. Impact: The application of this interpretation did not impact the disclosures or amounts recognized in the annual financial statements.
Standard Three
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New standards and revisions	Amendments to IFRS 9 - Prepayment Features with Negative Compensation. Description: Clarify that, to determine whether a prepayment feature meets the condition of “solely payments of principal and interest”, the party exercising the option may pay or receive compensation for the prepayment regardless of the reason for the prepayment, that is, the prepayment features with negative compensation do not automatically break the condition of “solely payments of principal and interest”. Impact: The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.
Standard Four
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New standards and revisions	Amendments to IAS 28 - Long-term interests in Associates and Joint Ventures. Description: Clarify that IFRS 9, including its requirements for impairment, is applicable to other financial instruments in an associate or joint venture to which the equity method is not applicable. Include long-term investments that, in substance, are part of the entity's net investment in an associate or joint venture. Impact: The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.
Standard Five
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New standards and revisions	Annual Improvements to IFRSs: 2015-2017 Cycle (Amendments to IFRS 3, IFRS 11, IAS 12 and IAS 23). Description: IFRS 3 - Business Combinations - clarify that when the control of a business that is a joint operation is obtained, the requirements for business combination are applied in stages, including the remeasurement of the interest previously held in the joint operation at fair value. IFRS 11 - Joint Arrangements - clarify that when a party that participates in a joint operation that corresponds to a business, but does not have joint control of that operation, obtains joint control of that joint operation, its interest previously held in the joint operation is not remeasured. IAS 32 - Income Taxes - clarify that the Company must recognize the consequences of income tax on dividends in profit or loss, in other comprehensive income or in equity, depending on where the transactions that generated the profit to be distributed were originally recognized. IAS 23 - Borrowing Costs – clarify that if there is any specific borrowing outstanding after the corresponding asset is ready for its intended use or sale, that borrowing becomes part of the funds that the Company usually borrows to calculate the capitalization rate on borrowings in general. Impact: The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.
Standard Six
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New standards and revisions	Amendments to IAS 19 - Plan Amendment, Curtailment or Settlement. Description: The amendments clarify that the cost of past services (or settlement gain or loss) is calculated by measuring the defined benefit liability (asset) based on updated assumptions and comparing the benefits offered and the plan’s assets before and after the change of the plan (or its curtailment or settlement) but ignoring the effect of the asset ceiling (which may arise when the defined benefit plan is in surplus). IAS 19 clarifies that the change in the effect of the asset ceiling resulting from the change in the plan (or its curtailment or settlement) is determined in a second step and is normally recognized in other comprehensive income. Impact: The application of this amendment did not impact the disclosures or amounts recognized in the annual financial statements.